UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2016

MFS® GLOBAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.5%
Aerospace - 2.5%
Rolls-Royce Holdings PLC	286,790	$3,002,256
United Technologies Corp.	24,838	2,673,811

		$5,676,067
Alcoholic Beverages - 4.6%
AmBev S.A., ADR	430,591	$2,488,816
Carlsberg Group	21,575	2,141,757
Diageo PLC	79,470	2,272,822
Pernod Ricard S.A.	29,681	3,391,339

		$10,294,734
Apparel Manufacturers - 6.9%
Burberry Group PLC	131,270	$2,293,226
Compagnie Financiere Richemont S.A.	12,885	783,709
LVMH Moet Hennessy Louis Vuitton S.A.	26,475	4,540,494
NIKE, Inc., “B”	82,100	4,556,550
Samsonite International S.A.	555,600	1,575,806
VF Corp.	28,655	1,788,932

		$15,538,717
Broadcasting - 2.2%
Time Warner, Inc.	13,770	$1,055,471
Twenty-First Century Fox, Inc.	113,034	3,011,226
Walt Disney Co.	9,625	923,519

		$4,990,216
Brokerage & Asset Managers - 1.2%
Blackstone Group LP	55,178	$1,480,978
Charles Schwab Corp.	38,498	1,094,113

		$2,575,091
Business Services - 12.6%
Accenture PLC, “A”	62,221	$7,019,151
Brenntag AG	22,864	1,135,206
Cognizant Technology Solutions Corp., “A” (a)	65,439	3,762,088
Compass Group PLC	148,649	2,825,036
Equifax, Inc.	18,697	2,476,605
Experian Group Ltd.	134,690	2,632,833
Fidelity National Information Services, Inc.	39,928	3,175,474
Fiserv, Inc. (a)	18,637	2,056,779
Intertek Group PLC	63,404	3,041,811

		$28,124,983
Chemicals - 2.7%
LyondellBasell Industries N.V., “A”	9,156	$689,081
Monsanto Co.	33,689	3,596,975
PPG Industries, Inc.	17,756	1,859,231

		$6,145,287
Computer Software - 0.8%
Dassault Systemes S.A.	12,050	$995,169
Oracle Corp.	19,785	811,976

		$1,807,145

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.3%
Apple, Inc.	19,971	$2,081,178
EMC Corp.	29,935	846,562

		$2,927,740
Construction - 1.5%
Sherwin-Williams Co.	10,877	$3,260,163

Consumer Products - 4.6%
Colgate-Palmolive Co.	35,840	$2,667,571
Hengan International Group Co. Ltd.	168,500	1,419,967
Kose Corp.	19,700	1,817,992
L’Oréal S.A.	14,639	2,786,380
Reckitt Benckiser Group PLC	15,728	1,524,090

		$10,216,000
Electrical Equipment - 4.7%
Amphenol Corp., “A”	34,478	$2,052,131
Danaher Corp.	27,685	2,254,666
Fortive Corp. (a)	13,842	667,323
Mettler-Toledo International, Inc. (a)	7,109	2,923,292
Schneider Electric S.A.	11,762	769,533
W.W. Grainger, Inc.	8,256	1,806,826

		$10,473,771
Electronics - 4.3%
Samsung Electronics Co. Ltd.	995	$1,367,054
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	162,890	4,525,084
Texas Instruments, Inc.	53,673	3,743,692

		$9,635,830
Food & Beverages - 6.4%
Chr. Hansen Holding A.S.	10,697	$672,989
Danone S.A.	54,132	4,168,588
M. Dias Branco S.A. Industria e Comercio de Alimentos	20,905	757,568
Mead Johnson Nutrition Co., “A”	39,891	3,558,277
Nestle S.A.	59,446	4,765,739
Want Want China Holdings Ltd.	836,000	513,858

		$14,437,019
Food & Drug Stores - 1.9%
CVS Health Corp.	26,670	$2,472,842
Sundrug Co. Ltd.	21,100	1,833,209

		$4,306,051
General Merchandise - 1.2%
Dollarama, Inc.	15,392	$1,138,087
Lojas Renner S.A.	187,195	1,573,814

		$2,711,901
Insurance - 0.7%
Aon PLC	14,948	$1,600,482

Internet - 5.6%
Alibaba Group Holding Ltd., ADR (a)	26,156	$2,157,347
Alphabet, Inc., “A” (a)	9,379	7,421,978

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
Baidu, Inc., ADR (a)	5,178	$826,409
Naver Corp.	3,211	2,035,272

		$12,441,006
Machinery & Tools - 1.8%
Colfax Corp. (a)	52,475	$1,540,666
Fastenal Co.	26,693	1,141,126
Schindler Holding AG	7,087	1,359,341

		$4,041,133
Medical & Health Technology & Services - 0.7%
Express Scripts Holding Co. (a)	21,625	$1,645,014

Medical Equipment - 8.8%
Abbott Laboratories	103,930	$4,650,868
Cooper Cos., Inc.	12,506	2,281,970
Dentsply Sirona, Inc.	19,262	1,233,538
Sonova Holding AG	11,677	1,599,985
Thermo Fisher Scientific, Inc.	33,615	5,339,407
Waters Corp. (a)	14,082	2,238,052
Zimmer Biomet Holdings, Inc.	17,173	2,252,067

		$19,595,887
Oil Services - 0.8%
Schlumberger Ltd.	21,519	$1,732,710

Other Banks & Diversified Financials - 5.6%
Credicorp Ltd.	10,891	$1,746,154
HDFC Bank Ltd.	163,187	3,039,170
Julius Baer Group Ltd.	46,747	1,918,691
MasterCard, Inc., “A”	17,615	1,677,653
Visa, Inc., “A”	53,994	4,214,232

		$12,595,900
Pharmaceuticals - 4.0%
Eli Lilly & Co.	37,218	$3,085,000
Roche Holding AG	15,818	4,039,368
Zoetis, Inc.	36,002	1,817,021

		$8,941,389
Printing & Publishing - 1.3%
Moody’s Corp.	27,424	$2,907,218

Railroad & Shipping - 1.3%
Union Pacific Corp.	31,749	$2,954,244

Restaurants - 1.3%
Whitbread PLC	57,096	$2,916,003

Specialty Chemicals - 4.2%
Croda International PLC	57,264	$2,519,886
Ecolab, Inc.	31,160	3,688,721
Linde AG	5,741	826,053
Praxair, Inc.	7,603	886,054

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Symrise AG	20,507	$1,445,307

		$9,366,021
Specialty Stores - 3.0%
AutoZone, Inc. (a)	4,527	$3,684,842
TJX Cos., Inc.	36,880	3,013,834

		$6,698,676
Total Common Stocks		$220,556,398

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	3,088,578	$3,088,578
Total Investments		$223,644,976

Other Assets, Less Liabilities - 0.1%		335,453
Net Assets - 100.0%		$223,980,429

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$131,373,180	$—	$—	$131,373,180
United Kingdom	23,027,963	—	—	23,027,963
France	16,651,503	—	—	16,651,503
Switzerland	14,466,833	—	—	14,466,833
China	2,983,756	1,933,825	—	4,917,581
Brazil	4,820,198	—	—	4,820,198
Taiwan	4,525,084	—	—	4,525,084
Japan	—	3,651,201	—	3,651,201
Germany	3,406,566	—	—	3,406,566
Other Countries	9,101,313	4,614,976	—	13,716,289
Mutual Funds	3,088,578	—	—	3,088,578
Total Investments	$213,444,974	$10,200,002	$—	$223,644,976

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $3,402,326 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$168,905,080
Gross unrealized appreciation	60,354,855
Gross unrealized depreciation	(5,614,959)
Net unrealized appreciation (depreciation)	$54,739,896

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,947,182	25,161,472	(25,020,076)	3,088,578

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,733	$3,088,578

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2016, are as follows:

United States	60.2%
United Kingdom	10.3%
France	7.4%
Switzerland	6.5%
China	2.2%
Brazil	2.2%
Taiwan	2.0%
Japan	1.6%
Germany	1.5%
Other Countries	6.1%

6

QUARTERLY REPORT

July 31, 2016

MFS® STRATEGIC INCOME FUND

PORTFOLIO OF INVESTMENTS

7/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 59.0%
Aerospace - 0.3%
Lockheed Martin Corp., 3.55%, 1/15/2026	$945,000	$1,040,628

Asset-Backed & Securitized - 6.1%
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	$320,000	$320,421
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.054%, 12/28/2040 (z)	327,616	236,786
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 3.956%, 8/01/2024 (z)	1,685,000	1,688,434
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	2,009,172
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.135%, 9/15/2039	418,130	430,197
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/2039	1,750,000	1,765,194
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	606,577	73,899
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.529%, 4/18/2026 (z)	1,470,000	1,434,531
Eaton Vance CDO Ltd., 2014-1A, “B”. FRN, 2.73%, 7/15/2026 (z)	1,690,000	1,664,581
Falcon Franchise Loan LLC, FRN, 7.326%, 1/05/2023 (i)(z)	109,982	4,397
Falcon Franchise Loan LLC, FRN, 205.869%, 1/05/2025 (i)(z)	12,523	3,036
First Union-Lehman Brothers Bank of America, FRN, 1.118%, 11/18/2035 (i)	2,148,209	28,689
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.868%, 1/19/2025 (n)	2,090,846	2,079,159
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.926%, 6/15/2049	1,280,263	1,288,788
KKR Financial CLO Ltd., “C”, FRN, 2.076%, 5/15/2021 (n)	523,730	523,207
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049	1,300,000	1,238,268
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039 (i)(z)	1,236,909	10,019
Race Point CLO Ltd., “C”, FRN, 3.611%, 2/20/2025 (n)	1,662,827	1,637,276
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	500,062	501,963
Voya CLO Ltd., FRN, 3.63%, 10/15/2022 (n)	2,078,534	2,073,135

		$19,011,152
Automotive - 3.2%
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	$1,257,000	$1,267,707
Ford Motor Credit Co. LLC, FRN, 1.605%, 1/09/2018	1,780,000	1,780,596
General Motors Financial Co., Inc., 2.625%, 7/10/2017	1,636,000	1,652,805
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,984,000	2,023,940
Hyundai Capital America, 2%, 3/19/2018 (n)	1,175,000	1,181,909
Hyundai Capital America, 2.4%, 10/30/2018 (n)	534,000	541,449
Johnson Controls, Inc., 5.7%, 3/01/2041	1,340,000	1,624,548

		$10,072,954
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020	$960,000	$1,081,818

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$410,000	$412,513

Brokerage & Asset Managers - 1.2%
CME Group, Inc., 3%, 3/15/2025	$1,040,000	$1,110,238
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	2,286,000	2,502,801

		$3,613,039
Building - 1.1%
CRH PLC, 8.125%, 7/15/2018	$590,000	$658,619
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	1,054,000	1,124,320
Martin Marietta Materials, Inc., FRN, 1.731%, 6/30/2017	1,310,000	1,306,191
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	300,000	312,750

		$3,401,880

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Business Services - 0.2%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$335,000	$343,602
Tencent Holdings Ltd., 3.375%, 5/02/2019 (n)	200,000	207,467
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)	200,000	213,425

		$764,494
Cable TV - 1.4%
Charter Communications Holding Co. LLC, 3.579%, 7/23/2020 (n)	$2,000,000	$2,105,588
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	1,138,000	1,155,467
Time Warner Cable, Inc., 8.25%, 4/01/2019	920,000	1,068,079

		$4,329,134
Chemicals - 0.6%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$200,000	$198,500
Dow Chemical Co., 8.55%, 5/15/2019	1,270,000	1,512,341

		$1,710,841
Computer Software - 0.9%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$958,000	$1,026,321
Microsoft Corp., 3.125%, 11/03/2025	1,576,000	1,691,026

		$2,717,347
Conglomerates - 0.2%
General Electric Capital Corp., 6%, 8/07/2019	$86,000	$98,231
General Electric Capital Corp., 5.5%, 1/08/2020	204,000	232,082
General Electric Capital Corp., 3.1%, 1/09/2023	146,000	156,099

		$486,412
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$433,000	$74,693

Consumer Products - 0.7%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$490,000	$504,099
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	724,000	790,987
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	921,000	1,001,932

		$2,297,018
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$353,000	$355,012
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)	200,000	206,500

		$561,512
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$380,000	$425,890

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 3/01/2018	$344,000	$349,158
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	970,000	976,373

		$1,325,531
Emerging Market Quasi-Sovereign - 1.4%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	$218,000	$223,518
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	204,000	216,810
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	494,000	544,092
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	639,000	680,337
Korea Gas Corp., 2.25%, 7/25/2017 (n)	700,000	706,316
Pertamina PT, 6%, 5/03/2042 (n)	201,000	216,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petrobras Global Finance B.V., 8.375%, 5/23/2021	$18,000	$19,031
Petroleos Mexicanos, 4.25%, 1/15/2025	640,000	620,800
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)	13,000	14,593
Petroleos Mexicanos, 6.5%, 6/02/2041	292,000	292,438
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/2016 (n)	95,586	96,302
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	518,000	525,131
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	200,000	213,781

		$4,369,509
Emerging Market Sovereign - 0.9%
Federative Republic of Brazil, 4.25%, 1/07/2025	$300,000	$296,550
Republic of Argentina, 7%, 4/17/2017	569,000	580,775
Republic of Hungary, 5.375%, 2/21/2023	724,000	810,880
Republic of Indonesia, 4.875%, 5/05/2021 (n)	200,000	219,570
Republic of Paraguay, 4.625%, 1/25/2023	400,000	418,000
Russian Federation, 4.875%, 9/16/2023	200,000	216,588
Russian Federation, 5.625%, 4/04/2042 (n)	200,000	219,500

		$2,761,863
Energy - Independent - 0.3%
EQT Corp., 4.875%, 11/15/2021	$431,000	$469,272
Hess Corp., 8.125%, 2/15/2019	270,000	305,089
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (z)	200,000	199,295

		$973,656
Energy - Integrated - 0.7%
BP Capital Markets PLC, 4.5%, 10/01/2020	$272,000	$302,203
BP Capital Markets PLC, 4.742%, 3/11/2021	760,000	862,596
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)	784,000	793,800
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (n)	100,000	16,500
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021 (n)	401,000	66,165

		$2,041,264
Financial Institutions - 1.1%
CIT Group, Inc., 3.875%, 2/19/2019	$940,000	$958,800
GE Capital International Funding Co., 2.342%, 11/15/2020	837,000	867,853
GE Capital International Funding Co., 3.373%, 11/15/2025	378,000	414,412
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	870,000	875,624
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	286,000	287,012

		$3,403,701
Food & Beverages - 4.2%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$2,514,000	$2,699,242
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	780,000	822,447
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	1,570,000	1,690,413
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/2022 (n)	101,000	110,221
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	1,400,000	1,404,827
Kraft Foods Group, Inc., 6.125%, 8/23/2018	720,000	787,568
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)	1,190,000	1,277,357
Mead Johnson Nutrition Co., 3%, 11/15/2020	399,000	419,775
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	784,000	866,659
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	904,000	981,763
Tyson Foods, Inc., 4.5%, 6/15/2022	448,000	497,637
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	343,000	349,877
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,051,000	1,121,883

		$13,029,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Drug Stores - 0.7%
CVS Health Corp., 3.875%, 7/20/2025	$1,293,000	$1,435,879
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	792,000	840,268

		$2,276,147
Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/2021	$1,360,000	$1,518,645

Insurance - 1.5%
American International Group, Inc., 3.75%, 7/10/2025	$1,461,000	$1,512,597
Principal Financial Group, Inc., 8.875%, 5/15/2019	650,000	767,333
Unum Group, 7.125%, 9/30/2016	945,000	953,933
Unum Group, 4%, 3/15/2024	1,384,000	1,438,523

		$4,672,386
Insurance - Health - 1.0%
Aetna, Inc., 3.2%, 6/15/2026	$1,540,000	$1,578,785
UnitedHealth Group, Inc., 3.75%, 7/15/2025	1,479,000	1,645,550

		$3,224,335
Insurance - Property & Casualty - 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$1,580,000	$1,638,153
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	370,000	412,598
CNA Financial Corp., 5.875%, 8/15/2020	990,000	1,121,331
Liberty Mutual Group, Inc., 4.95%, 5/01/2022 (n)	757,000	846,311
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	1,095,000	1,103,213

		$5,121,606
Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$367,000	$382,624

Major Banks - 6.4%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$913,000	$926,596
Bank of America Corp., 6.5%, 8/01/2016	1,305,000	1,305,000
Bank of America Corp., 4.125%, 1/22/2024	1,371,000	1,488,286
Barclays PLC, 3.25%, 1/12/2021	1,146,000	1,160,766
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	760,000	839,320
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	325,910
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,213,000	1,411,333
Goldman Sachs Group, Inc., FRN, 1.481%, 5/22/2017	1,000,000	1,001,508
Goldman Sachs Group, Inc., FRN, 1.735%, 10/23/2019	410,000	409,854
ING Bank N.V., 3.75%, 3/07/2017 (n)	1,233,000	1,251,469
ING Bank N.V., 5.8%, 9/25/2023 (n)	1,344,000	1,496,590
JPMorgan Chase & Co., 2.2%, 10/22/2019	1,080,000	1,102,712
JPMorgan Chase & Co., 4.625%, 5/10/2021	870,000	969,371
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	400,000	421,257
Morgan Stanley, 7.3%, 5/13/2019	250,000	286,808
Morgan Stanley, 5.625%, 9/23/2019	420,000	468,015
Morgan Stanley, 3.7%, 10/23/2024	1,993,000	2,105,806
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	1,611,000	1,688,247
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	1,191,000	1,156,461

		$19,815,309
Medical & Health Technology & Services - 0.5%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$793,000	$926,112
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	640,000	656,342

		$1,582,454

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.1%
Barrick Gold Corp., 4.1%, 5/01/2023	$427,000	$458,133
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	500,000	493,750
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	810,000	751,024
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	660,000	653,342
Kinross Gold Corp., 5.95%, 3/15/2024	924,000	943,404

		$3,299,653
Midstream - 2.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$1,162,000	$1,196,151
Energy Transfer Partners LP, 4.05%, 3/15/2025	1,449,000	1,416,931
Enterprise Products Partners LP, 6.3%, 9/15/2017	870,000	915,097
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	1,070,000	1,161,406
ONEOK Partners LP, 3.2%, 9/15/2018	510,000	520,857
Spectra Energy Capital LLC, 8%, 10/01/2019	679,000	786,591
Sunoco Logistics Partners LP, 4.25%, 4/01/2024	437,000	448,781
Williams Cos., Inc., 3.7%, 1/15/2023	279,000	254,588
Williams Cos., Inc., 4.55%, 6/24/2024	1,305,000	1,243,013

		$7,943,415
Mortgage-Backed - 0.5%
Fannie Mae, 5.5%, 7/01/2019 - 11/01/2036	$266,539	$288,252
Fannie Mae, 6.5%, 5/01/2031	33,829	40,351
Fannie Mae, 6%, 11/01/2034 (f)	315,459	363,597
Freddie Mac, 4.224%, 3/25/2020	818,658	895,041

		$1,587,241
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$462,000	$481,681

Network & Telecom - 2.0%
AT&T, Inc., 2.45%, 6/30/2020	$1,450,000	$1,484,813
Verizon Communications, Inc., 6.1%, 4/15/2018	1,000,000	1,082,509
Verizon Communications, Inc., 5.15%, 9/15/2023	1,439,000	1,686,947
Verizon Communications, Inc., 4.125%, 8/15/2046	1,315,000	1,328,341
Verizon Communications, Inc., FRN, 1.426%, 6/17/2019	610,000	617,593

		$6,200,203
Oil Services - 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$457,120	$75,425

Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$575,000	$571,553

Other Banks & Diversified Financials - 2.6%
Citigroup, Inc., FRN, 1.949%, 8/02/2021	$1,480,000	$1,485,729
Citizens Financial Group, Inc., 4.3%, 12/03/2025	976,000	1,035,982
Discover Bank, 3.1%, 6/04/2020	360,000	371,195
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	645,000	809,204
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	420,000	420,980
Intesa Sanpaolo S.p.A., 3.875%, 1/16/2018	996,000	1,019,297
Intesa Sanpaolo S.p.A., 5.017%, 6/26/2024 (n)	1,941,000	1,850,367
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	645,000	724,290
SunTrust Banks, Inc., 3.3%, 5/15/2026	381,000	395,077

		$8,112,121

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 1.0%
Actavis Funding SCS, 4.75%, 3/15/2045	$835,000	$925,078
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,051,000	1,146,598
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026	880,000	899,291

		$2,970,967
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/2021	$730,000	$846,944

Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 3/15/2044	$915,000	$996,903

Real Estate - Healthcare - 0.4%
HCP, Inc., REIT, 5.375%, 2/01/2021	$806,000	$907,100
Welltower, Inc., REIT, 2.25%, 3/15/2018	312,000	315,162

		$1,222,262
Real Estate - Office - 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$420,000	$439,204
Vornado Realty LP, REIT, 2.5%, 6/30/2019	664,000	674,825

		$1,114,029
Real Estate - Retail - 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$191,000	$219,763

Supermarkets - 0.4%
Kroger Co., 3.85%, 8/01/2023	$1,090,000	$1,203,876

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,000,000	$1,012,500
Corporacion Andina de Fomento, 4.375%, 6/15/2022	1,290,000	1,438,195

		$2,450,695
Telecommunications - Wireless - 0.5%
Digicel Group Ltd., 6%, 4/15/2021 (n)	$316,000	$293,485
MTS International Funding Ltd., 5%, 5/30/2023 (n)	201,000	207,271
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,061,000	1,074,243

		$1,574,999
Tobacco - 1.7%
Altria Group, Inc., 9.25%, 8/06/2019	$231,000	$284,053
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	959,000	1,019,322
Reynolds American, Inc., 8.125%, 6/23/2019	640,000	757,677
Reynolds American, Inc., 6.875%, 5/01/2020	480,000	568,542
Reynolds American, Inc., 5.85%, 8/15/2045	2,000,000	2,630,176

		$5,259,770
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/2020	$3,554	$3,554

U.S. Treasury Obligations - 3.6%
U.S. Treasury Bonds, 2.5%, 2/15/2045	$10,500,000	$11,187,425

Utilities - Electric Power - 2.4%
CMS Energy Corp., 5.05%, 3/15/2022	$608,000	$691,443
Dominion Resources, Inc., 3.9%, 10/01/2025	840,000	913,294
EDP Finance B.V., 4.9%, 10/01/2019 (n)	296,000	317,063

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
EDP Finance B.V., 5.25%, 1/14/2021 (n)	$554,000	$603,733
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	920,000	969,202
Exelon Generation Co. LLC, 5.2%, 10/01/2019	360,000	397,559
Exelon Generation Co. LLC, 4.25%, 6/15/2022	814,000	872,429
Oncor Electric Delivery Co., 4.1%, 6/01/2022	922,000	1,023,410
Southern Co., 3.25%, 7/01/2026	1,280,000	1,338,624
Waterford 3 Funding Corp., 8.09%, 1/02/2017	186,886	186,774

		$7,313,531
Total Bonds		$183,136,034

Underlying Affiliated Funds - 37.2%
MFS High Yield Pooled Portfolio (v)	12,705,891	$115,496,546

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.38%, at Net Asset Value (v)	13,008,535	$13,008,535
Total Investments		$311,641,115

Other Assets, Less Liabilities - (0.4)%		(1,378,645)
Net Assets - 100.0%		$310,262,470

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $48,903,343, representing 15.8% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.054%, 12/28/2040	3/01/06	$327,616	$236,786
Cent CLO LP, 2012-16AR, “A1AR”, FRN, 3.956%, 8/01/2024	5/04/16	1,685,000	1,688,434
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.529%, 4/18/2026	1/29/16	1,379,955	1,434,531
Eaton Vance CDO Ltd., 2014-1A, “B”. FRN, 2.73%, 7/15/2026	7/21/16	1,675,213	1,664,581
Falcon Franchise Loan LLC, FRN, 7.326%, 1/05/2023	1/18/02	6,612	4,397
Falcon Franchise Loan LLC, FRN, 205.869%, 1/05/2025	1/29/03	1,116	3,036
Morgan Stanley Capital I, Inc., FRN, 1.381%, 4/28/2039	7/20/04	129,989	10,019
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026	7/20/16	198,570	199,295
Total Restricted Securities			$5,241,079
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	DanishKrone
EUR	Euro
GBP	British Pound
JPY	JapaneseYen
NOK	NorwegianKrone
NZD	New Zealand Dollar
SEK	SwedishKrona

Derivative Contracts at 7/31/16

Forward Foreign Currency Exchange Contracts at 7/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International	74,678	9/30/16	$57,348	$57,213	$135
BUY	DKK	Goldman Sachs International	14,961	9/30/16	2,235	2,255	20
BUY	EUR	Goldman Sachs International	15,652	9/30/16	17,442	17,544	102
SELL	NOK	Deutsche Bank AG	98,006	9/30/16	11,641	11,617	24

							$281

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	67,327	9/30/16	$51,226	$51,066	$(160)
BUY	GBP	Merrill Lynch International	3,303	9/30/16	4,387	4,376	(11)
SELL	JPY	Goldman Sachs International	368,859	9/30/16	3,527	3,624	(97)
BUY	NZD	Westpac Banking Corp.	13,173	9/30/16	9,594	9,488	(106)
BUY	SEK	Goldman Sachs International	110,084	9/30/16	12,964	12,904	(60)

							$(434)

Futures Contracts at 7/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	85	$14,827,188	September - 2016	$1,038,962

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$12,107,266	September - 2016	$(334,471)

At July 31, 2016, the fund had liquid securities with an aggregate value of $269,860 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$11,190,979	$—	$11,190,979
Non-U.S. Sovereign Debt	—	9,582,066	—	9,582,066
U.S. Corporate Bonds	—	103,687,191	—	103,687,191
Residential Mortgage-Backed Securities	—	1,587,241	—	1,587,241
Commercial Mortgage-Backed Securities	—	6,777,760	—	6,777,760
Asset-Backed Securities (including CDOs)	—	12,233,394	—	12,233,394
Foreign Bonds	—	38,077,403	—	38,077,403
Mutual Funds	128,505,081	—	—	128,505,081
Total Investments	$128,505,081	$183,136,034	$—	$311,641,115

Other Financial Instruments
Futures Contracts	$704,491	$—	$—	$704,491
Forward Foreign Currency Exchange Contracts	—	(153)	—	(153)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$312,018,289
Gross unrealized appreciation	10,367,343
Gross unrealized depreciation	(10,744,517)
Net unrealized appreciation (depreciation)	$(377,174)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	11,399,937	2,275,572	(969,618)	12,705,891
MFS Institutional Money Market Portfolio	272,052	70,098,301	(57,361,818)	13,008,535

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$69,959	$—	$5,293,245	$115,496,546
MFS Institutional Money Market Portfolio	—	—	29,354	13,008,535

	$69,959	$—	$5,322,599	$128,505,081

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2016

*	Print name and title of each signing officer under his or her signature.